Intangible assets - Summary of exploration and evaluation expenditure (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Exploration And Evaluation Expenditure [Abstract]
Net expenditure in the year (net of cash proceeds of US$233 million (2017: US$3 million; 2016: US$208 million) on disposal of undeveloped projects)	$ 345	$ 493	$ 284
Non-cash movements and non-cash proceeds on disposal of undeveloped projects	45	(24)	(177)
Amount capitalised during the year	90	57	8
Net charge for the year	(210)	(460)	(453)
Reconciliation to income statement
Exploration and evaluation costs	(488)	(445)	(497)
Profit/(loss) relating to interests in undeveloped projects	278	(15)	44
Net charge for the year	$ (210)	$ (460)	$ (453)